Related Parties - Summary of Related Parties Activities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Accounts receivable and payables [line items]
Assets	R$ 2,218	R$ 14,518		R$ 14,518
Revenue	572	2,964	R$ 408
Liability	82,126	82,788		R$ 82,788
Trade accounts receivable	580	1,189
Costs of services	2,224	2,520	1,816
Trade accounts payable	503	2,087
Financial expenses	(251,693)	(532,175)	(397,133)
Debt	966,386
Attend Ambiental [member]
Accounts receivable and payables [line items]
Assets		10,960
Revenue	37	64	69
Trade accounts receivable	37	12
Costs of services	2,219	2,457	1,350
Trade accounts payable	456	2,045
Other Subsidiaries [member]
Accounts receivable and payables [line items]
Assets	2,218	3,558
Hulsholf WQF [member]
Accounts receivable and payables [line items]
Liability	21,518	37,349
Wilson Quintella Filho [member]
Accounts receivable and payables [line items]
Liability	9,222	7,220
Angra Infra FIP [member]
Accounts receivable and payables [line items]
Liability	41,662	37,884
Estre Coleta Holding [member]
Accounts receivable and payables [line items]
Liability	7,272
Logistica Ambiental de Sao Paulo-Loga [member]
Accounts receivable and payables [line items]
Revenue	417	2,894
Liability	731
Trade accounts receivable	417	1,143
Costs of services			50
Trade accounts payable	34	34
Other associated entities [member]
Accounts receivable and payables [line items]
Revenue	33	6	92
Liability	1,721	335
Trade accounts receivable	41	34
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [member]
Accounts receivable and payables [line items]
Revenue	85		247
Trade accounts receivable	85
Terrestre Ambiental Ltda. [member]
Accounts receivable and payables [line items]
Costs of services	5	3	55
Trade accounts payable	13	8
Unidade De Tratamento De Resduos SA [member]
Accounts receivable and payables [line items]
Costs of services		60	361
Debentures [member]
Accounts receivable and payables [line items]
Financial expenses	(25,815)	(117,879)	R$ (134,062)
Debt	261,199	419,236
Private Debt Acknowledgment Instrument [member]
Accounts receivable and payables [line items]
Financial expenses	(55,444)	(1,275)
Debt	R$ 581,901	R$ 357,789